Note 7 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Negative scenario [Member]	Dec. 31, 2021	Dec. 31, 2020
SPAIN | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(11.76%)
Unemployment		17.44%
HPI		(2.60%)
SPAIN | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	4.95%	5.37%
Unemployment	15.41%	18.94%
HPI	(0.82%)	(6.69%)
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.88%	5.82%
Unemployment	15.41%	15.92%
HPI	1.31%	2.49%
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.68%	2.88%
Unemployment	13.25%	13.99%
HPI	1.09%	4.94%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.54%	2.03%
Unemployment	11.65%	12.70%
HPI	0.99%	2.45%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.18%	1.97%
Unemployment	10.62%	11.45%
HPI	0.35%	2.36%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.15%
Unemployment	9.61%
HPI	(0.01%)
MEXICO | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(9.64%)
Unemployment		4.67%
HPI		1.89%
MEXICO | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	5.58%	2.84%
Unemployment	4.27%	5.75%
HPI	2.54%	(1.48%)
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.33%	3.25%
Unemployment	4.23%	5.53%
HPI	5.13%	(0.06%)
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.26%	1.48%
Unemployment	4.10%	5.34%
HPI	3.48%	0.17%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.03%	1.41%
Unemployment	3.99%	5.17%
HPI	2.92%	0.99%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.82%	1.41%
Unemployment	3.90%	5.02%
HPI	4.05%	1.70%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.78%
Unemployment	3.84%
HPI	3.93%
TURKEY | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(2.10%)
Unemployment		14.49%
TURKEY | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	7.29%	1.75%
Unemployment	12.94%	15.51%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	(1.87%)	3.56%
Unemployment	14.26%	13.64%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.09%	3.92%
Unemployment	13.99%	12.33%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.40%	3.91%
Unemployment	13.41%	11.56%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.47%	3.91%
Unemployment	13.31%	11.20%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.46%
Unemployment	13.40%
PERU | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(14.33%)
Unemployment		12.85%
PERU | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	10.84%	7.53%
Unemployment	11.43%	10.69%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	(0.28%)	3.78%
Unemployment	7.90%	10.48%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.31%	3.69%
Unemployment	7.30%	9.15%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.76%	3.57%
Unemployment	6.98%	7.62%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%	3.35%
Unemployment	6.91%	7.27%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.28%
Unemployment	6.85%
ARGENTINA | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(15.28%)
Unemployment		14.34%
ARGENTINA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	5.14%	0.89%
Unemployment	15.86%	16.38%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	(2.34%)	1.33%
Unemployment	13.33%	13.69%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.85%	1.86%
Unemployment	11.29%	10.19%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.86%	1.83%
Unemployment	9.19%	8.63%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.88%	1.86%
Unemployment	7.83%	7.75%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.83%
Unemployment	7.85%
COLOMBIA | 2020 [Member]
Macroeconomic variables [Line Items]
GDP		(8.25%)
Unemployment		18.31%
COLOMBIA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP	8.43%	4.16%
Unemployment	15.52%	16.66%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.72%	3.16%
Unemployment	14.12%	15.10%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.83%	3.15%
Unemployment	13.79%	14.84%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.29%	3.27%
Unemployment	12.87%	13.04%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.43%	3.60%
Unemployment	12.13%	12.80%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.51%
Unemployment	11.71%